Note 16 - Business Acquisition (Detail) - Schedule of Estimated Fair Values of PEC’s Assets Acquired and Liabilities Acquired (USD $)	Apr. 30, 2012	Dec. 31, 2011
Accounts receivable	$ 829,744	$ 107,484
Other current assets	134,915	15,895
Work-in-progress	594,848
Property and equipment	78,400	4,788,683
Goodwill	204,732
Intangible assets	797,189
Other assets	8,198	77,350
Total identifiable assets acquired	2,648,026	5,267,539
Accounts payable and other liabilities	(94,206)	(79,480)
Accrued expenses	(158,166)	(8,316)
Due to former owners	(1,010,654)
Total liabilities assumed	(1,263,026)	(4,867,539)
Net assets acquired	$ 1,385,000